Receivables, Net Receivables, Net (Schedule of Non-trade Receivables, Net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Non-income taxes receivable	$ 80	$ 82
Reinsurance receivables	22	24
Income taxes receivable	53	66
Other	55	64
Allowance for doubtful accounts - other	(1)	(1)
Non-trade receivables, net	$ 209	$ 235